Product Inventory (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / bbl MBbls	Dec. 31, 2019 USD ($) $ / bbl MBbls
Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Number of barrels of crude oil in inventory | MBbls	227,900	964,500
Inventories valuation rate | $ / bbl	25.57	18.16
Product inventory recorded as an expense	$ 11.7
Cost of inventories capitalized		$ 8.8